Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Summary of intangible assets

	Note	Goodwill	IT software	Total
		£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2019		—	56	56
Additions		—	575	575
Acquired through business combinations	14	1,473	51	1,524
At December 31, 2019		1,473	682	2,155
Additions		—	233	233
At December 31, 2020		1,473	915	2,388
Amortisation
At January 1, 2019		—	25	25
Amortisation charge		—	70	70
At December 31, 2019		—	95	95
Amortisation charge		—	263	263
At December 31, 2020		—	358	358
Net book value
At December 31, 2020		1,473	557	2,030
At December 31, 2019		1,473	587	2,060
At January 1, 2019		—	31	31